SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($)	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Sep. 30, 2018	Apr. 30, 2018	Nov. 30, 2016
Stockholders' Equity Note [Abstract]
Common shares, authorized (in shares)	300,000,000	200,000,000	200,000,000	150,000,000
Share capital, par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common shares, authorized	$ 3,000,000	$ 2,000,000	$ 2,000,000	$ 1,500,000
Share capital, shares issued (in shares)	127,810,064		119,391,310
Common stock, value, issued	$ 1,278,000		$ 1,194,000